Marketable Securities - Summary of Fair Value and Gross Unrealized Losses (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Marketable Securities [Line Items]
Fair Value	$ 49,532	$ 56,365
Unrealized Losses	(26)	(27)
Commercial paper
Marketable Securities [Line Items]
Fair Value	2,981	32,137
Unrealized Losses	0	(12)
U.S. Treasuries
Marketable Securities [Line Items]
Fair Value	19,778
Unrealized Losses	(8)
U.S. Government agency bonds
Marketable Securities [Line Items]
Fair Value	24,278	15,861
Unrealized Losses	(18)	(7)
Corporate bonds
Marketable Securities [Line Items]
Fair Value	2,495	8,367
Unrealized Losses	$ 0	$ (8)